Operating segments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2017 MXN ($) segment	Dec. 31, 2016 MXN ($) segment	Dec. 31, 2015 MXN ($) segment
Operating segments
Number of geographic segments | segment	2	2	2	2
Total operating revenues	$ 1,258,924	$ 24,845,375	$ 23,512,451	$ 18,179,704
Domestic (Mexico)
Operating segments
Total operating revenues		17,313,740	15,720,807	12,579,806
United States of America and Central America
Operating segments
Total operating revenues		$ 7,531,635	$ 7,791,644	$ 5,599,898
United States of America
Operating segments
Percentage of total revenues from external customers	29.00%	29.00%	32.00%	31.00%